Related party transactions - Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Annual fee	€ 2,205,000	€ 1,770,000	€ 1,885,000
Meeting fees	€ 75,000	51,000	131,000
Annual compensation paid in shares (as a percent)	40.00%
Annual compensation paid in cash (as a percent)	60.00%
Receivables	€ 36,000,000	45,000,000	31,000,000
Sari Baldauf
Related party transactions
Annual fee	€ 440,000	€ 440,000	440,000
Meeting fees			€ 5,000
Shares received (in shares)	36,217	43,711	48,523
Soren Skou
Related party transactions
Annual fee	€ 210,000	€ 175,000	€ 160,000
Personnel Committee fee	15,000
Meeting fees	€ 9,000	€ 7,000	€ 11,000
Shares received (in shares)	17,285	17,385	17,644
Bruce Brown
Related party transactions
Annual fee	€ 210,000	€ 200,000	€ 190,000
Personnel Committee fee	30,000
Technology Committee Fee	10,000
Meeting fees	€ 17,000	€ 7,000	€ 22,000
Shares received (in shares)	17,285	19,868	20,953
Thomas Dannenfeldt
Related party transactions
Annual fee	€ 200,000	€ 185,000	€ 175,000
Audit Committee fee	15,000
Personnel Committee fee	15,000
Meeting fees	€ 9,000	€ 7,000
Shares received (in shares)	16,462	18,378	19,299
Lisa Hook
Related party transactions
Annual fee	€ 185,000
Audit Committee fee	15,000
Meeting fees	€ 7,000
Shares received (in shares)	15,227
Jeanette Horan
Related party transactions
Annual fee	€ 195,000	€ 185,000	€ 175,000
Audit Committee fee	15,000
Technology Committee Fee	€ 10,000
Meeting fees		€ 7,000	€ 20,000
Shares received (in shares)	16,050	18,378	19,299
Edward Kozel
Related party transactions
Annual fee	€ 205,000	€ 195,000	€ 195,000
Audit Committee fee	15,000
Technology Committee Fee	20,000
Meeting fees	€ 12,000	€ 7,000	€ 17,000
Shares received (in shares)	16,874	19,372	21,504
Elizabeth Nelson
Related party transactions
Annual fee			€ 175,000
Meeting fees			€ 17,000
Shares received (in shares)			19,299
Thomas Saueressig
Related party transactions
Annual fee	€ 180,000
Technology Committee Fee	10,000
Meeting fees	€ 7,000
Shares received (in shares)	14,816
Carla Smits-Nusteling
Related party transactions
Annual fee	€ 200,000	€ 190,000	€ 190,000
Audit Committee fee	30,000
Meeting fees	€ 9,000	€ 9,000	€ 17,000
Shares received (in shares)	16,462	18,875	20,953
Olivier Piou
Related party transactions
Meeting fees			€ 11,000
Kari Stadigh
Related party transactions
Annual fee		€ 200,000	185,000
Meeting fees		€ 7,000	€ 11,000
Shares received (in shares)		19,868	20,401
Kai Oistamo
Related party transactions
Annual fee	€ 180,000
Technology Committee Fee	10,000
Meeting fees	€ 5,000
Shares received (in shares)	14,816
Key management personnel
Related party transactions
Receivables	€ 0	€ 0	€ 0